SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details) - Share-based payment Arrangement, option	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2024
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Options vesting period	4 years	4 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Options vesting period	5 years	5 years